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July 15, 2004

VIA EDGAR

The United States Securities
  and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     GE Life & Annuity Separate Account II
        GE Life and Annuity Assurance Company
        File Nos. 333-111213; 811-04885

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Life & Annuity Separate Account II (the "Separate Account") and GE Life and Annuity Assurance Company (the "Company"), we certify that the form of the prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940 to the Registration Statement, which was filed electronically and became effective on July 7, 2004.

Please contact the undersigned at (804) 289-3545 should you have any questions regarding this filing.

Sincerely,

/s/  Michael D. Pappas
----------------------------
Michael D. Pappas
Associate General Counsel